Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	14.10%	19.70%	23.00%
Applicable tax rate	19.00%	19.00%	19.00%
Income tax credit relating to other comprehensive income	£ 0	£ 5
Current tax relating to items credited directly to equity	58	18
Deferred tax assets	4,619	3,444
Deferred tax liabilities	37	15
Unused tax credits for which no deferred tax asset recognised	283	236
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	900	800
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,886	4,544
Deferred tax liabilities	1,778	1,510
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	63	139
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	370	236
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	10,529	7,271
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,873	13,267
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	110	125
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	22,835	20,913
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,981	3,947
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,004	1,001
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1	0
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	301	330
Barclays Bank PLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,002	1,048
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,183	886
UK Tax Group | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,098	565
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	430	509
Other (outside the UK and US tax groups) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	121	170
Other (outside the UK and US tax groups) | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9	8
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 111	52
UK | Pro Forma | Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		346
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income		£ (87)